RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of key management remuneration

	For the years ended December 31,
	2021	2020	2019
Short-term employee benefits
Employee salaries and bonuses	$2,729,475	$2,348,709	$2,235,926
Directors fees	270,000	265,833	245,000
Social security and medical care costs	95,456	80,949	77,284
	3,094,931	2,695,491	2,558,210
Post-employment benefits
Contributions to defined contribution pension plan	34,209	36,114	32,435

Share-based payments	3,332,809	1,726,690	1,555,857

Total key management remuneration	$6,461,949	$4,458,295	$4,146,502